Summary of Significant Accounting Policies (Schedule of Changes In Fair Value of Level III Stock Warrants Liability) (Details) - Fair Value, Measurements, Recurring [Member]	Dec. 31, 2013 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stock warrants liability	$ (122,590)
Total Liabilities measured at fair value	$ (122,590)
Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stock warrants liability
Total Liabilities measured at fair value
Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stock warrants liability
Total Liabilities measured at fair value
Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stock warrants liability	$ (122,590)
Total Liabilities measured at fair value	$ (122,590)